Senior Convertible Debentures (Narrative) (Details) (USD $)	6 Months Ended
Mar. 31, 2014
Senior Secured Convertible Debentures 1	$ 10,000,000
Senior Secured Convertible Debentures 2	67,666,666
Senior Secured Convertible Debentures 3	$ 0.30
Senior Secured Convertible Debentures 4	$ 0.42
Senior Secured Convertible Debentures 5	$ 0.30
Senior Secured Convertible Debentures 6	22,326,200
Senior Secured Convertible Debentures 7	5,989,900
Senior Secured Convertible Debentures 8	4,010,100
Senior Secured Convertible Debentures 9	10,000,000
Senior Secured Convertible Debentures 10	1,011
Senior Secured Convertible Debentures 11	0
Senior Secured Convertible Debentures 12	1,000,000
Senior Secured Convertible Debentures 13	334,900
Senior Secured Convertible Debentures 14	734,840
Senior Secured Convertible Debentures 15	1,199
Senior Secured Convertible Debentures 16	0
Senior Secured Convertible Debentures 17	1,199
Senior Secured Convertible Debentures 18	$ 0